Business Combinations (Tables)	3 Months Ended
Mar. 31, 2023
MTN telecom towers in South Africa
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

2022
$’000

Gross consideration	421,239
Net cash consideration	421,239

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	251,683
Customer related intangible asset	127,957
Network related intangible asset	67,837
Right of use asset	211,315
Lease liabilities	(211,315)
Deferred tax	(52,864)
Provisions for other liabilities and charges	(34,419)
Total identifiable net assets acquired	360,194

Goodwill	61,045

Revenue — post‑acquisition	n.a.
Loss — post‑acquisition	n.a.

Sao Paulo Cinco Locacao de Torres Ltda (SP5)
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

2022
$’000

Gross consideration	317,188
Less: cash in business at the date of acquisition	(1,896)
Net cash consideration	315,292

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	13,395
Land	885
Customer related intangible asset	48,353
Network related intangible asset	2,520
Right of use asset	266,666
Trade and other receivables	23,575
Lease liabilities	(4,282)
Trade and other payables	(4,222)
Deferred tax	(86,239)
Total identifiable net assets acquired	260,651

Goodwill	54,641

Revenue — post‑acquisition	1,700
Profit — post‑acquisition	1,016

IHS Kuwait Limited
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

2022
$’000

Gross consideration	2,729
Less: consideration received in exchange for a retained 30% interest (by Zain) in IHS GCC KW	(819)
Net cash consideration for 70% controlling interest	1,910

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	1,032
Customer-related assets	1,947
Network-related assets	671
Trade and other receivables	—
Trade and other payables	(921)
Total identifiable net assets acquired (at 100%)	2,729
Goodwill	—

Determination of non-controlling interest
Total identifiable net assets acquired (at 100%)	2,729
Shareholder funding provided by the Group and external debt*	—
2,729

Non-controlling interest portion of above at 30%	819

Revenue — post‑acquisition	n.a.
Profit/(loss) — post‑acquisition	n.a.

* This was shareholder funding provided by the Group and recorded as short term liabilities in IHS GCC KW. These funds were loaned to IHS Kuwait to fund the acquisition of the towers from Zain. This short term liability was subsequently replaced by external debt.